Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Notes and Accounts Receivable, Net

	December 31, 2017	December 31, 2018
	NT$	NT$
	(In Millions)	(In Millions)
At amortized cost
Notes and accounts receivable	$121,605.0	$125,025.6
Less: Loss allowance	(471.8)	(7.3)

	121,133.2	125,018.3
At FVTOCI	—	3,595.1

	$121,133.2	$128,613.4

Trade accounts and notes receivable [member]
Statement [LineItems]
Aging Analysis of Notes and Accounts Receivable, Net

Aging analysis of notes and accounts receivable, net

December 31, 2017
NT$
(In Millions)
Neither past due nor impaired	$105,295.2
Past due but not impaired
Past due within 30 days	13,984.1
Past due 31-60 days	929.7
Past due 61-120 days	582.8
Past due over 121 days	341.4

$121,133.2

Aging analysis of notes and accounts receivable, net

December 31, 2018
NT$
(In Millions)
Not past due	$113,126.5
Past due
Past due within 30 days	15,006.5
Past due 31-60 days	472.8
Past due 61-120 days	4.6
Past due over 121 days	3.0

$128,613.4

Movements of Allowance for Doubtful Receivables

Movements of the allowance for doubtful receivables

	Individually Assessed for Impairment	Collectively Assessed for Impairment	Total
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance at January 1, 2017	$1.8	$478.3	$480.1
Reversal/Write-off	(1.8)	(6.3)	(8.1)
Effect of exchange rate changes	—	(0.2)	(0.2)

Balance at December 31, 2017	$—	$471.8	$471.8

Movements of the loss allowance for accounts receivable

NT$
(In Millions)
Balance at January 1, 2018 (IAS 39)	$471.8
Effect of retrospective application of IFRS 9	(244.8)

Balance at January 1, 2018 (IFRS 9)	227.0
Provision (Reversal)	(219.7)

Balance at December 31, 2018	$7.3